Derivative liability (Tables)	12 Months Ended
Dec. 31, 2013
Derivative liability [Abstract]
Shedule of derivative liabilities

	December 31, 2013 $	December 31, 2012 $

Opening balance	121,000	106,146

Issuance of units	3,681,372	333,356
Dividend warrant liability acquired on reverse acquisition	2,041,680	-
Warrants issued for services	124,020	-
Change in fair value of unexercised warrants	(1,324,051)	(318,502)
Reclassification to equity upon exercise of warrants	(241,715)	-

Closing balance	4,402,306	121,000